Non-current assets and liabilities held for sale and discontinued operations - Results of discontinued operations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued operations
Net operating revenue	$ 36,696	$ 35,713	$ 29,363
Income before income taxes	6,816	7,829	7,984
Loss from discontinued operations	(92)	(813)	(1,227)
Net income (loss) attributable to noncontrolling interests		(7)	2
Loss attributable to Vale's stockholders	(92)	(806)	(1,229)
Discontinued operations
Discontinued operations
Impairment of non-current assets	(124)	(885)	(1,738)
Income before income taxes	(132)	(915)	(1,857)
Loss from discontinued operations	(92)	(813)	(1,227)
Fertilizers | Discontinued operations
Discontinued operations
Net operating revenue	121	1,746	1,875
Cost of goods sold and services rendered	(120)	(1,605)	(1,887)
Operating expenses	(4)	(141)	(130)
Impairment of non-current assets	(124)	(885)	(1,738)
Operating loss	(127)	(885)	(1,880)
Financial Results, net	(5)	(28)	20
Equity results in associates and joint ventures		(2)	3
Income before income taxes	(132)	(915)	(1,857)
Income taxes	40	102	630
Loss from discontinued operations	(92)	(813)	(1,227)
Net income (loss) attributable to noncontrolling interests		(7)	2
Loss attributable to Vale's stockholders	$ (92)	$ (806)	$ (1,229)